Investment In Millburn Multi-Markets Trading L.P. (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	72.71%	73.17%
Millburn Multi-Markets Trading L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	78.28%	78.68%
Capital withdrawals payable	$ 1,551,666	$ 1,739,879
Cayman SPC Feeder [Member] | Millburn Multi-Markets Trading L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		$ 0